Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Accounting Policies	ACCOUNTING POLICIES
These condensed consolidated interim financial statements ("Interim Financial Statements") have been prepared and presented in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for rate-regulated entities and are in Canadian dollars unless otherwise indicated.

The Interim Financial Statements include the accounts of the Corporation and its subsidiaries and reflect the equity method of accounting for entities in which Fortis has significant influence, but not control, and proportionate consolidation for assets that are jointly owned with non-affiliated entities.

Intercompany transactions have been eliminated, except for transactions between non-regulated and regulated entities in accordance with U.S. GAAP for rate-regulated entities.

These Interim Financial Statements do not include all of the disclosures required in the annual financial statements and should be read in conjunction with the Corporation's 2023 Annual Financial Statements. In management's opinion, these Interim Financial Statements include all adjustments that are of a normal recurring nature, necessary for fair presentation.

The preparation of the Interim Financial Statements required management to make estimates and judgments, including those related to regulatory decisions, that affect the reported amounts of, and disclosures related to, assets, liabilities, revenues, expenses, gains, losses and contingencies. Actual results could differ materially from estimates.

The accounting policies applied herein are consistent with those outlined in the Corporation's 2023 Annual Financial Statements.
Future Accounting Pronouncements
The Corporation considers the applicability and impact of all Accounting Standards Updates ("ASUs") issued by the Financial Accounting Standards Board. Any ASUs not included in these Interim Financial Statements were assessed and determined to be either not applicable to the Corporation or are not expected to have a material impact on the Interim Financial Statements.

Segment Reporting: ASU No. 2023-07, Improvements to Reportable Segment Disclosures, is effective for Fortis' December 31, 2024 annual financial statements and for interim periods beginning in 2025, on a retrospective basis. The ASU requires disclosure of incremental segment information, including significant segment expenses and other items that are included in segment profit or loss. Fortis is continuing to assess the impact on its disclosures.

Income Taxes: ASU No. 2023-09, Improvements to Income Tax Disclosures, is effective for Fortis on January 1, 2025 on a prospective basis, with retrospective application and early adoption permitted. The ASU requires additional disclosure of income tax information by jurisdiction to reflect an entity's exposure to potential changes in tax legislation, and associated risks and opportunities. Fortis does not expect the ASU to materially impact its disclosures.